UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

4TH FLOOR

BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Nancy Conlin

Vice President and Counsel

State Street Bank and Trust Company

Securities Finance Division- Floor 4

1 Lincoln Street

Boston, Massachusetts 02111-2900

Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)- 662-3966

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	ASSET BACKED COMMERCIAL PAPER — 2.3%
P-1, A-1+	Kells Funding LLC (a)(b)	0.233%	11/06/2013	11/06/2013	$150,000,000	$149,965,500
P-1, A-1+	Kells Funding LLC (a)(b)	0.223%	02/10/2014	02/10/2014	50,000,000	49,959,667
P-1, A-1	Ridgefield Funding Co. (a)(b)	0.310%	10/01/2013	10/01/2013	120,000,000	120,000,000

TOTAL ASSET BACKED COMMERCIAL PAPER						319,925,167

	FINANCIAL COMPANY COMMERCIAL PAPER — 12.2%
P-1, A-1	BNP Paribas (b)	0.290%	11/08/2013	11/08/2013	65,000,000	64,980,103
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	11/18/2013	11/18/2013	225,000,000	224,940,000
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.193%	01/21/2014	01/21/2014	50,000,000	49,970,444
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.193%	01/23/2014	01/23/2014	60,000,000	59,963,900
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.311%	01/06/2014	01/06/2014	70,000,000	69,941,531
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)	0.311%	01/06/2014	01/06/2014	200,000,000	199,832,944
P-1, A-1+	Commonwealth Bank of Australia (b)(c)(d)	0.299%	10/11/2013	07/03/2014	130,000,000	130,000,000
P-1, A-1+	HSBC Bank PLC (b)(c)(d)	0.316%	11/05/2013	02/05/2014	26,000,000	25,999,181
P-1, A-1+	HSBC Bank PLC (b)(c)(d)	0.315%	11/07/2013	02/07/2014	16,000,000	15,999,887
P-1, A-1	JPMorgan Chase & Co. (b)(c)(d)	0.346%	11/04/2013	02/04/2014	160,000,000	160,000,000
P-1, A-1	Nationwide Building Society (b)(d)	0.233%	10/03/2013	10/03/2013	35,000,000	34,999,553
P-1, A-1+	Nordea Bank AB (b)(d)	0.208%	12/09/2013	12/09/2013	150,000,000	149,941,063
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.250%	01/23/2014	01/23/2014	86,000,000	85,931,917
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.250%	02/03/2014	02/03/2014	175,000,000	174,848,090
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.250%	02/04/2014	02/04/2014	100,000,000	99,912,500
P-1, A-1+	Westpac Banking Corp. (b)(c)(d)	0.316%	10/21/2013	01/21/2014	50,000,000	50,000,000
P-1, A-1+	Westpac Banking Corp. (b)(c)(d)	0.315%	10/24/2013	01/24/2014	65,000,000	65,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,662,261,113

	CERTIFICATES OF DEPOSIT — 53.4%
P-1, A-1	Bank of Montreal	0.180%	01/13/2014	01/13/2014	75,000,000	75,000,000
P-1, A-1	Bank of Montreal (c)	0.259%	10/18/2013	03/14/2014	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia	0.200%	02/04/2014	02/04/2014	350,000,000	350,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.252%	10/07/2013	03/05/2014	137,702,000	137,702,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.230%	10/31/2013	10/31/2013	220,000,000	220,000,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.210%	12/26/2013	12/26/2013	400,000,000	400,000,000
P-1, A-1	Barclays Bank	0.270%	01/06/2014	01/06/2014	240,000,000	240,000,000
P-1, A-1	Barclays Bank (c)	0.459%	10/23/2013	05/23/2014	200,000,000	200,000,000
P-1, A-1	Barclays Bank (c)	0.459%	10/30/2013	05/30/2014	185,000,000	185,000,000
P-1, A-1	BNP Paribas	0.290%	11/08/2013	11/08/2013	65,000,000	65,000,000
P-1, A-1	BNP Paribas	0.290%	11/08/2013	11/08/2013	275,000,000	275,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.282%	10/07/2013	03/04/2014	82,621,000	82,621,000
P-1, A-1	Credit Suisse	0.270%	10/11/2013	10/11/2013	250,000,000	250,000,000
P-1, A-1	Credit Suisse	0.270%	11/05/2013	11/05/2013	175,000,000	175,000,000
P-1, A-1	Credit Suisse	0.230%	02/19/2014	02/19/2014	94,000,000	94,000,000
P-1, A-1	Deutsche Bank AG	0.280%	10/30/2013	10/30/2013	350,000,000	350,000,000
P-1, A-1	Deutsche Bank AG	0.250%	02/26/2014	02/26/2014	150,000,000	150,000,000
P-1, A-1	ING Bank NV	0.260%	10/15/2013	10/15/2013	140,000,000	140,000,000
P-1, A-1	ING Bank NV	0.220%	12/13/2013	12/13/2013	75,000,000	75,000,000
P-1, A-1	ING Bank NV	0.250%	12/20/2013	12/20/2013	400,000,000	400,000,000
P-1, A-1	Lloyds TSB Bank	0.190%	10/23/2013	10/23/2013	300,000,000	300,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	CERTIFICATES OF DEPOSIT — (continued)
P-1, A-1	Lloyds TSB Bank	0.190%	11/08/2013	11/08/2013	$200,000,000	$200,000,000
P-1, A-1+	Nordea Bank AB (c)	0.268%	10/17/2013	01/17/2014	75,000,000	75,000,000
P-1, A-1+	Nordea Bank AB	0.220%	03/24/2014	03/24/2014	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.150%	10/03/2013	10/03/2013	30,000,000	30,000,000
P-1, A-1	Norinchukin Bank	0.160%	10/18/2013	10/18/2013	150,000,000	150,000,000
P-1, A-1	Norinchukin Bank	0.160%	10/25/2013	10/25/2013	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.300%	10/09/2013	10/09/2013	183,603,000	183,603,000
P-1, A-1+	Rabobank Nederland NV (c)	0.319%	12/06/2013	03/06/2014	215,000,000	215,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.270%	12/02/2013	06/02/2014	200,000,000	200,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.262%	10/15/2013	04/15/2014	250,000,000	250,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.302%	10/16/2013	04/16/2014	47,000,000	47,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.250%	01/31/2014	01/31/2014	64,000,000	64,000,000
P-1, A-1+	Standard Chartered Bank	0.220%	11/22/2013	11/22/2013	38,000,000	38,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.210%	11/25/2013	11/25/2013	250,000,000	250,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	01/10/2014	01/10/2014	350,000,000	350,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.215%	11/05/2013	11/05/2013	300,000,000	300,001,457
P-1, A-1	Swedbank AB (c)	0.352%	10/07/2013	11/05/2013	111,000,000	111,000,000
P-1, A-1	UBS AG (c)	0.259%	10/28/2013	10/28/2013	110,162,000	110,162,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	03/26/2014	03/26/2014	125,000,000	125,000,000
P-1, A-1+	Westpac Banking Corp. (c)	0.318%	10/17/2013	01/17/2014	55,000,000	54,999,186

TOTAL CERTIFICATES OF DEPOSIT						7,283,088,643

	OTHER NOTES — 8.2%
P-2, A-1	Bank of America NA	0.260%	10/09/2013	10/09/2013	225,000,000	225,000,000
P-2, A-1	Bank of America NA	0.250%	12/12/2013	12/12/2013	100,000,000	100,000,000
P-2, A-1	JPMorgan Chase Bank NA (c)	0.338%	12/09/2013	10/07/2014	115,000,000	115,000,000
P-2, A-1	JPMorgan Chase Bank NA (c)	0.346%	10/22/2013	10/22/2014	85,000,000	85,000,000
P-1, A-1	Natixis	0.050%	10/01/2013	10/01/2013	200,000,000	200,000,000
P-1, A-1+	Royal Bank of Canada (a)(c)	0.222%	10/07/2013	10/07/2014	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.010%	10/01/2013	10/01/2013	76,832,000	76,832,000
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.289%	10/28/2013	02/27/2014	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.306%	12/10/2013	10/07/2014	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.320%	10/21/2013	10/21/2014	96,000,000	96,000,000

TOTAL OTHER NOTES						1,112,832,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.2%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.500% – 4.000% due 12/01/2026 – 09/01/2043 valued at $255,000,000); expected proceeds $250,000,069	0.010%	10/01/2013	10/01/2013	250,000,000	250,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.500% due 08/15/2042 – 04/20/2043 valued at $164,220,001); expected proceeds $161,000,313	0.070%	10/01/2013	10/01/2013	161,000,000	161,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 4.000% – 5.500% due 11/01/2030 – 03/01/2043 valued at $283,560,000); expected proceeds $278,000,463	0.060%	10/01/2013	10/01/2013	$278,000,000	$278,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by various U.S. Government Obligations, 2.500% – 9.000% due 08/01/2017 – 10/01/2043 valued at $255,000,000); expected proceeds $250,002,431	0.050%	10/01/2013	10/01/2013	250,000,000	250,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.000% – 5.500% due 05/20/2027 – 09/15/2043 valued at $71,400,000); expected proceeds $70,000,681	0.050%	10/07/2013	10/07/2013	70,000,000	70,000,000
P-1, A-1	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Government Obligation, 3.500% due 09/01/2023 valued at $18,361,097); expected proceeds $18,000,040	0.080%	10/01/2013	10/01/2013	18,000,000	18,000,000
P-1, A-1+	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by various U.S. Government Obligations, 2.000% – 7.500% due 11/01/2019 – 08/20/2043 valued at $204,000,001); expected proceeds $200,001,944	0.050%	10/01/2013	10/01/2013	200,000,000	200,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 2.500% – 6.000% due 08/01/2020 – 07/01/2043 valued at $163,200,000); expected proceeds $160,000,311	0.070%	10/01/2013	10/01/2013	160,000,000	160,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,387,000,000

	TREASURY REPURCHASE AGREEMENTS — 13.7%
NR, A-1	Agreement with Barclays Capital, Inc., dated 09/30/2013 (collateralized by various U.S. Treasury Notes, 1.375% due 09/30/2018, valued at $510,080,351); expected proceeds $500,000,833	0.060%	10/01/2013	10/01/2013	500,000,000	500,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 3.625% due 02/15/2020 valued at $1,000,000,309); expected proceeds $1,000,000,278	0.010%	10/01/2013	10/01/2013	1,000,000,000	1,000,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 08/05/2013 (collateralized by various U.S. Treasury Strips, 2.125% – 4.500% due 11/30/2014 – 05/15/2017 valued at $102,000,088); expected proceeds $100,012,250	0.070%	10/07/2013	10/07/2013	100,000,000	100,000,000

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS — (continued)
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by various U.S. Treasury Strips, 0.250% – 0.375% due 05/31/2014 – 03/15/2016 valued at $280,500,085); expected proceeds $275,001,069	0.020%	10/01/2013	10/01/2013	$275,000,000	$275,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						1,875,000,000

TOTAL INVESTMENTS(e)(f)† — 100.0%						13,640,106,923
Other Assets in Excess of Liabilities — 0.0%(g)						2,431,466

NET ASSETS — 100.0%						$13,642,538,389

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.38% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Floating Rate Note- Interest rate shown is rate in effect at September 30, 2013.
(d)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.28% of net assets as of September 30, 2013.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(g)	Amount represents less than 0.05% of net assets.
†	Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody’s rating, Standard & Poor’s rating, respectively.

State Street Navigator Securities Lending Prime Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–

Level 2 – Other Significant Observable Inputs	13,640,106,923

Level 3 – Significant Unobservable Inputs	–

Total	$13,640,106,923

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Schedule of Investments

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 55.7%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 1.375% – 2.260% due 02/25/2014 – 12/12/2022 valued at $125,460,210); expected proceeds $123,000,205	0.060%	10/01/2013	10/01/2013	$123,000,000	$123,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.000% – 3.500% due 06/01/2028 – 11/01/2042 valued at $204,000,000); expected proceeds $200,000,111	0.020%	10/01/2013	10/01/2013	200,000,000	200,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 0.520% – 5.000% due 04/15/2015 – 08/23/2027 valued at $106,080,001); expected proceeds $104,000,202	0.070%	10/01/2013	10/01/2013	104,000,000	104,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.500% – 5.500% due 04/01/2019 – 04/01/2043 valued at $104,040,000); expected proceeds $102,000,283	0.100%	10/01/2013	10/01/2013	102,000,000	102,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 0.000% – 6.750% due 10/09/2013 – 08/06/2038 valued at $388,620,484); expected proceeds $381,000,741	0.070%	10/01/2013	10/01/2013	381,000,000	381,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), 09/30/2013 (collateralized by various U.S. Government Obligations, 2.000% – 7.500% due 06/01/2014 – 03/01/2053 valued at $149,942,609); expected proceeds $147,000,286	0.070%	10/01/2013	10/01/2013	147,000,000	147,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 0.000% – 5.000% due 12/27/2013 – 09/10/2021 valued at $75,579,217); expected proceeds $74,000,164	0.080%	10/01/2013	10/01/2013	74,000,000	74,000,000
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.000% – 4.000% due 12/01/2032 – 11/01/2040 valued at $186,660,000); expected proceeds $183,000,407	0.080%	10/01/2013	10/01/2013	183,000,000	183,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 2.500% – 4.500% due 08/01/2020 – 07/01/2043 valued at $357,000,000); expected proceeds $350,000,681	0.070%	10/01/2013	10/01/2013	350,000,000	350,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,664,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS — 44.3%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 2.000% due 07/15/2014 valued at $153,000,093); expected proceeds $150,000,208	0.050%	10/01/2013	10/01/2013	$150,000,000	$150,000,000
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.250% – 3.000% due 10/31/2013 – 02/28/2017 valued at $259,080,019); expected proceeds $254,000,423	0.060%	10/01/2013	10/01/2013	254,000,000	254,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.750% – 3.625% due 12/31/2017 – 08/15/2043 valued at $204,000,020); expected proceeds $200,000,444	0.080%	10/01/2013	10/01/2013	200,000,000	200,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 1.000% due 09/30/2019 valued at $124,171,829); expected proceeds $121,737,101	0.030%	10/01/2013	10/01/2013	121,737,000	121,737,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.750% – 2.125% due 01/15/2014 – 08/31/2020 valued at $334,718,327); expected proceeds $328,155,456	0.050%	10/01/2013	10/01/2013	328,155,000	328,155,000
P-2, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), 09/30/2013 (collateralized by U.S. Treasury Notes, 0.375% – 3.125% due 04/15/2015 – 01/31/2020 valued at $272,340,033); expected proceeds $267,000,371	0.050%	10/01/2013	10/01/2013	267,000,000	267,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						1,320,892,000

TOTAL INVESTMENTS(a)(b)† — 100.0%						2,984,892,000
Other Liabilities in Excess of Assets — 0.0%(c)						(103,573)

NET ASSETS — 100.0%						$2,984,788,427

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(b)	Also represents the cost for federal tax purposes.
(c)	Amount represents less than 0.05% of net assets.
†	Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody’s rating, Standard & Poor’s rating, respectively.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–

Level 2 – Other Significant Observable Inputs	2,984,892,000

Level 3 – Significant Unobservable Inputs	–

Total	$2,984,892,000

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

State Street Navigator Securities Lending MET Portfolio

Schedule of Investments

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	ASSET BACKED COMMERCIAL PAPER — 4.0%
P-1, A-1	Cancara Asset Securitisation, LLC (a)(b)	0.190%	12/10/2013	12/10/2013	$50,000,000	$49,981,528
P-1, A-1	Gemini Securitization Corp. LLC (a)(c)	0.230%	11/26/2013	11/26/2013	85,000,000	84,969,589
P-1, A-1	Gemini Securitization Corp. LLC (a)(c)	0.210%	12/23/2013	12/23/2013	80,000,000	79,961,267
P-1, A-1+	Kells Funding LLC (a)(b)	0.230%	01/14/2014	01/14/2014	50,000,000	49,966,458
P-1, A-1	Northern Pines Funding LLC (a)(b)	0.311%	03/05/2014	03/05/2014	20,000,000	19,973,305
P-1, A-1	Ridgefield Funding Co. (a)(b)	0.300%	11/12/2013	11/12/2013	50,000,000	49,982,500

TOTAL ASSET BACKED COMMERCIAL PAPER						334,834,647

	FINANCIAL COMPANY COMMERCIAL PAPER — 14.8%
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.193%	01/08/2014	01/08/2014	250,000,000	249,869,375
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.193%	01/23/2014	01/23/2014	50,000,000	49,969,917
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.274%	11/14/2013	11/14/2013	44,000,000	43,985,480
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.274%	11/14/2013	11/14/2013	18,000,000	17,994,060
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.311%	01/06/2014	01/06/2014	100,000,000	99,916,472
P-1, A-1+	Commonwealth Bank of Australia (c)(d)	0.299%	10/11/2013	07/03/2014	73,000,000	73,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.316%	11/05/2013	02/05/2014	16,000,000	15,999,496
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.315%	11/07/2013	02/07/2014	12,000,000	11,999,915
P-1, A-1	JPMorgan Chase & Co. (c)(d)	0.346%	11/04/2013	02/04/2014	90,000,000	90,000,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.208%	12/09/2013	12/09/2013	150,000,000	149,941,062
P-1, A-1	Skandinaviska Enskilda Banken AG (a)(c)	0.235%	02/20/2014	02/20/2014	90,000,000	89,916,575
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.220%	01/15/2014	01/15/2014	250,000,000	249,838,056
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.220%	01/21/2014	01/21/2014	25,000,000	24,982,889
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.316%	10/21/2013	01/21/2014	30,000,000	30,000,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.315%	10/24/2013	01/24/2014	45,000,000	45,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,242,413,297

	CERTIFICATES OF DEPOSIT — 48.1%
P-1, A-1	Bank of Montreal	0.180%	11/05/2013	11/05/2013	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.180%	11/14/2013	11/14/2013	150,000,000	149,999,084
P-1, A-1	Bank of Montreal (d)	0.259%	10/18/2013	03/14/2014	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia	0.210%	02/19/2014	02/19/2014	300,000,000	300,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.252%	10/07/2013	03/05/2014	87,298,000	87,298,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.230%	10/23/2013	10/23/2013	220,000,000	220,000,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.230%	10/31/2013	10/31/2013	180,000,000	180,000,000
P-1, A-1	Barclays Bank	0.270%	01/06/2014	01/06/2014	100,000,000	100,000,000
P-1, A-1	Barclays Bank (d)	0.459%	10/30/2013	05/30/2014	115,000,000	115,000,000
P-1, A-1	BNP Paribas	0.290%	11/08/2013	11/08/2013	175,000,000	175,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.282%	10/07/2013	03/04/2014	52,379,000	52,379,000
P-1, A-1	Credit Suisse	0.270%	10/11/2013	10/11/2013	300,000,000	300,000,000
P-1, A-1	Credit Suisse	0.270%	11/05/2013	11/05/2013	25,000,000	25,000,000
P-1, A-1	Credit Suisse	0.230%	02/19/2014	02/19/2014	56,000,000	56,000,000
P-1, A-1	Deutsche Bank AG	0.280%	10/30/2013	10/30/2013	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.260%	10/09/2013	10/09/2013	250,000,000	250,000,000
P-1, A-1	ING Bank NV	0.260%	10/15/2013	10/15/2013	150,000,000	150,000,000
P-1, A-1	Lloyds TSB Bank	0.190%	10/23/2013	10/23/2013	100,000,000	100,000,000
P-1, A-1	Lloyds TSB Bank	0.190%	11/08/2013	11/08/2013	125,000,000	125,000,000
P-1, A-1	Lloyds TSB Bank	0.180%	12/10/2013	12/10/2013	85,000,000	85,000,000

State Street Navigator Securities Lending MET Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	CERTIFICATES OF DEPOSIT — (continued)
P-1, A-1+	Nordea Bank AB	0.190%	10/04/2013	10/04/2013	$100,000,000	$99,999,958
P-1, A-1+	Nordea Bank AB (d)	0.268%	10/17/2013	01/17/2014	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB	0.220%	03/24/2014	03/24/2014	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.150%	10/03/2013	10/03/2013	25,000,000	25,000,000
P-1, A-1	Norinchukin Bank	0.160%	10/18/2013	10/18/2013	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.160%	10/25/2013	10/25/2013	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.160%	10/28/2013	10/28/2013	25,000,000	25,000,000
P-1, A-1+	Rabobank Nederland NV	0.300%	10/09/2013	10/09/2013	116,397,000	116,397,000
P-1, A-1+	Rabobank Nederland NV (d)	0.319%	12/06/2013	03/06/2014	150,000,000	150,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.302%	10/09/2013	04/09/2014	51,000,000	51,000,000
P-1, A-1+	Standard Chartered Bank	0.220%	11/22/2013	11/22/2013	22,000,000	22,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	01/10/2014	01/10/2014	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.215%	11/05/2013	11/05/2013	255,000,000	255,001,239
P-1, A-1	Swedbank AB (d)	0.352%	10/07/2013	11/05/2013	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	03/26/2014	03/26/2014	100,000,000	100,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.318%	10/17/2013	01/17/2014	35,000,000	34,999,482

TOTAL CERTIFICATES OF DEPOSIT						4,040,073,763

	OTHER NOTES — 8.5%
P-2, A-1	Bank of America NA	0.260%	11/20/2013	11/20/2013	75,000,000	75,000,000
P-2, A-1	Bank of America NA	0.250%	12/12/2013	12/12/2013	190,000,000	190,000,000
P-2, A-1	JPMorgan Chase Bank NA (d)	0.338%	12/09/2013	10/07/2014	75,000,000	75,000,000
P-1, A-1	Natixis	0.050%	10/01/2013	10/01/2013	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (b)(d)	0.222%	10/07/2013	10/07/2014	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.010%	10/01/2013	10/01/2013	84,910,000	84,910,000
P-1, A-1+	Svenska Handelsbanken AB (b)(d)	0.289%	10/28/2013	02/27/2014	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.306%	12/10/2013	10/07/2014	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.320%	10/21/2013	10/21/2014	59,000,000	59,000,000

TOTAL OTHER NOTES						708,910,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 14.0%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Government Obligation, 1.375% due 02/25/2014 valued at $110,160,509); expected proceeds $108,000,180	0.060%	10/01/2013	10/01/2013	108,000,000	108,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.500% – 4.000% due 07/15/2041 – 04/20/2043 valued at $153,000,001); expected proceeds $150,000,083	0.020%	10/01/2013	10/01/2013	150,000,000	150,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 0.500% – 4.875% due 02/13/2015 – 08/28/2023 valued at $71,400,001); expected proceeds $70,000,136	0.070%	10/01/2013	10/01/2013	70,000,000	70,000,000

State Street Navigator Securities Lending MET Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by various U.S. Government Obligations, 2.500% – 6.500% due 04/01/2020 – 09/01/2043 valued at $255,000,000); expected proceeds $250,002,431	0.050%	10/02/2013	10/02/2013	$250,000,000	$250,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/27/2013 (collateralized by a U.S. Government Obligation, 3.500% due 11/20/2042 valued at $102,000,001); expected proceeds $100,000,972	0.050%	10/04/2013	10/04/2013	100,000,000	100,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Government Obligation, 3.500% due 11/20/2042 valued at $102,000,001); expected proceeds $100,000,972	0.050%	10/07/2013	10/07/2013	100,000,000	100,000,000
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 3.000% due 03/01/2028 – 12/01/2032 valued at $204,000,000); expected proceeds $200,000,444	0.080%	10/01/2013	10/01/2013	200,000,000	200,000,000
P-2, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Government Obligations, 0.090% – 5.625% due 10/04/2013 – 07/15/2037 valued at $204,004,687); expected proceeds $200,000,333	0.060%	10/01/2013	10/01/2013	200,000,000	200,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,178,000,000

	TREASURY REPURCHASE AGREEMENTS — 10.6%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Treasury Strips, 0.250% – 0.375% due 06/30/2015 – 08/15/2015 valued at $408,000,088); expected proceeds $400,000,667	0.060%	10/01/2013	10/01/2013	400,000,000	400,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by various U.S. Treasury Strips, 1.000% – 4.375% due 03/31/2017 – 05/15/2040 valued at $135,660,014); expected proceeds $133,000,185	0.050%	10/01/2013	10/01/2013	133,000,000	133,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/24/2013 (collateralized by various U.S. Treasury Strips, 0.000% due 02/15/2016 – 08/15/2023 valued at $204,003,675); expected proceeds $200,000,778	0.020%	10/01/2013	10/01/2013	200,000,000	200,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 08/05/2013 (collateralized by a U.S. Treasury Strip, 0.625% due 09/30/2017, valued at $56,100,062); expected proceeds $55,006,738	0.070%	10/07/2013	10/07/2013	55,000,000	55,000,000

State Street Navigator Securities Lending MET Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS — (continued)
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by a U.S. Treasury Strip, 2.750% due 02/15/2019, valued at $102,000,102); expected proceeds $100,000,389	0.020%	10/01/2013	10/01/2013	$100,000,000	$100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						888,000,000

TOTAL INVESTMENTS(e)(f)† — 100.0%						8,392,231,707
Other Assets in Excess of Liabilities — 0.0%(g)						1,578,679

NET ASSETS — 100.0%						$8,393,810,386

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.01% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.27% of net assets as of September 30, 2013.
(d)	Floating Rate Note- Interest rate shown is rate in effect at September 30, 2013.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes.
(g)	Amount represents less than 0.05% of net assets.
†	Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
*	Moody’s rating, Standard & Poor’s rating, respectively.

State Street Navigator Securities Lending MET Portfolio

Schedule of Investments — (continued)

September 30, 2013 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–

Level 2 – Other Significant Observable Inputs	8,392,231,707

Level 3 – Significant Unobservable Inputs	–

Total	$8,392,231,707

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended September 30, 2013, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 25, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	November 25, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	November 25, 2013